Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Schedule of Financial Information of VIEs Excluding Intercompany Items with Company's Subsidiaries

	As of December 31,
	2018	2019
Assets
Current assets
Cash and cash equivalents	1,865	1,654
Accounts receivable, net	2,357	4,328
Prepaid media costs	-	2,424
Other current assets	604	652
Total current assets	4,826	9,058

Non-current assets
Property and equipment, net	9	73
Intangible assets	697	494
Right-of-use assets	-	108
Other non-current assets	174	-
Total non-current assets	880	675

Total assets	5,706	9,733

Liabilities
Current liabilities
Accounts payable	45	27
Deferred revenue	1,300	866
Lease liabilities	-	86
Accrued liabilities and other current liabilities	1,776	1,802
Total current liabilities	3,121	2,781

Non-current liabilities
Deferred tax liabilities	238	187
Lease liabilities	-	25
Total non-current liabilities	238	212

Total liabilities	3,359	2,993

	For the years ended December 31,
	2017	2018	2019

Net revenues	25,302	2,902	20,670
Net profit/(loss)	1,646	(47)	(451)
Net cash provided by/(used in) operating activities	539	281	(142)
Net cash used in investing activities	-	(1)	(69)
Net increase/(decrease) in cash and cash equivalents	539	280	(211)

Schedule of Estimated Fair Values of Financial Assets and Liabilities

	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)	Total fair value
As of December 31, 2018
Short-term investments	-	17,427	-	17,427
Convertible notes at fair value	-	-	(34,837)	(34,837)
	-	17,427	(34,837)	(17,410)

As of December 31, 2019
Convertible notes at fair value	-	-	(49,008)	(49,008)